Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	$ 60,470	375,193	321,206
Unreserved retained earnings	7,620,891	47,284,579	34,204,180
Total retained earnings	$ 7,681,361	47,659,772	34,525,386